CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total	Preferred Stock Series B [Member]
Beginning balance, value at Dec. 31, 2020	$ 848	$ 8,956,656		$ (14,100,846)	$ (5,143,342)
Balance at beginning, shares at Dec. 31, 2020	8,481,959
Recapitalization from Merger on February 12, 2021		(50,897)			(50,896)
Recapitalization, shares	535,419					8,000
Purchase of treasury stock			(247,165)		(247,165)
Shares issued for cash	$ 255	10,136,245			10,136,500
Shares issued for cash, shares	2,550,035
Shares issued for services	$ 71	2,757,430			2,757,501
Shares issued for services, shares	705,740
Warrants issued for services		5,497,132			5,497,132
Shares issued through conversion of debt	$ 23	1,040,976			1,040,999
Shares issued through conversion of debt, Shares	233,787
Stock based compensation		1,897,585			1,897,585
Shares surrendered in payment of debt	$ (1)	(88,399)			(88,400)
Shares surrendered in payment of debt, shares	(14,890)
Net loss				(13,449,280)	(13,449,280)
Ending balance, value at Dec. 31, 2021	$ 1,196	30,146,728	(247,165)	(27,550,126)	2,350,634
Balance at ending, shares at Dec. 31, 2021	12,492,050					8,000
Shares issued for cash	$ 41	3,271,445			3,271,486
Shares issued for cash, shares	404,410
Shares issued for services	$ 58	4,983,442			4,983,500
Shares issued for services, shares	588,990
Retirement of shares		(247,165)	247,165
Retirement of shares, shares	(110,762)
Warrants converted to shares	$ 125	5,247,524			5,247,649
Warrants converted to shares, shares	1,250,658
Warrants issued for services		23,730,298			23,730,298
Warrants issued for extinguishment of debt		3,408,559			3,408,559
Merger	$ 537	264		(615,380)	(614,580)
Merger, shares	4,941,493					(8,000)
Net loss				(37,574,217)	(37,574,217)
Ending balance, value at Dec. 31, 2022	$ 1,957	$ 70,541,095		$ (65,739,723)	$ 4,803,329
Balance at ending, shares at Dec. 31, 2022	19,566,839